Deferred tax	12 Months Ended
Mar. 31, 2019
Income Taxes [Abstract]
Deferred tax
Deferred tax

	March 31, 2019 R’000	March 31, 2018 R’000

Deferred tax liabilities
Capital allowances for tax purposes	79,800	42,828
Intangible assets	66,442	57,084
Pre-payments	3,012	2,857
Deferred foreign currency gains	84,978	33,858
Capitalized commission assets	13,805	—
Right-of-use assets	6,940	—
Other	2,108	887
Gross deferred tax liabilities	257,085	137,514
Set-off of deferred tax balances	(118,036)	(54,856)
Net deferred tax liabilities	139,049	82,658
Deferred tax assets
Revenue received in advance	16,835	15,730
Capital allowances for tax purposes	27,720	30,556
Provisions, accruals and lease straight-lining	48,341	33,910
Assessable losses	43,140	5,892
Share-based payments	16,828	8,187
Deferred foreign currency losses	4,052	—
Recurring commission liability	1,078	—
Capitalized lease liability	7,592	—
Expected credit losses	1,022	—
Other	3,094	1,298
Gross deferred tax assets	169,702	95,573
Set-off of deferred tax balances	(118,036)	(54,856)
Net deferred tax assets	51,666	40,717
Net deferred tax liability	(87,383)	(41,941)

The gross movement in net deferred tax assets/(liabilities) is as follows:
Beginning of the year	(41,941)	(71,937)
Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9 (note 2.1.1.1)	(7,923)	—
Foreign currency translations	1,563	(578)
Credited to equity (note 14)	8,093	5,596
– Foreign currency translation on net investment loans	1,151	(237)
– Share-based payment - excess tax benefit	6,942	5,833
Income statement charge (note 29)	(47,175)	24,978
End of the year	(87,383)	(41,941)

Deferred foreign currency gains
Deferred foreign currency gains and losses comprise of taxable temporary differences arising on investments in subsidiaries, including intercompany loans, in respect of which deferred tax has been recognized.

Recognition of deferred tax
Deferred tax at year-end has been recognized using the following corporate tax rates:

•	South Africa 28% (2018: 28%)

•	Australia 30% (2018: 30%)

•	Brazil 34% (2018: 34%)

•	Romania 16% (2018: 16%)

•	Thailand 20% (2018: 20%)

•	Uganda 30% (2018: 30%)

•	United Arab Emirates 0% (2018: 0%)

•	United Kingdom 17% (2018: 19%)

•	United States of America 25% (2018: 27%)
Deferred tax assets are recognized for tax losses carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. The Group did not recognize deferred tax assets of R15.9 million (2018: R61.3 million) in respect of losses amounting to R67.0 million (2018: R237.3 million) at year-end. These tax losses can be carried forward indefinitely except for tax losses of R4.3 million in Thailand which expire after 5 years. During fiscal 2019 the Group raised a further net deferred tax asset of R3.6 million (2018: R0.6 million) after taking into account taxable temporary differences in respect of a portion of the tax losses available in the Europe, Americas and Brazil segments. These tax losses were incurred in prior years. Over the past years, the Europe, Americas and Brazil segments started returning to profitability resulting in a reassessment of their ability to utilize the tax losses and the recognition of a deferred tax asset for a portion thereof.
The movement in deferred tax assets and liabilities during the year, prior to taking into account the offsetting of deferred tax balances within the same tax jurisdiction, is as follows:

	March 31, 2018	Adjustment on initial application of IFRS 15, IFRS 16 and IFRS 9	Charged/ (credited) to the income statement (note 29)	Charged/ (credited) directly to equity (note 14)	Foreign currency translation differences	March 31, 2019
	R’000	R’000	R’000	R’000	R’000	R’000

Deferred tax liabilities
Capital allowances for tax purposes	42,828	—	35,132	—	1,840	79,800
Intangible assets	57,084	—	9,285	—	73	66,442
Pre-payments	2,857	—	155	—	—	3,012
Deferred foreign currency gains	33,858	—	47,993	2,901	226	84,978
Capitalized commission assets	—	10,743	3,062	—	—	13,805
Right-of-use asset capitalized	—	1,165	5,775	—	—	6,940
Other	887	418	803	—	—	2,108
	137,514	12,326	102,205	2,901	2,139	257,085

Deferred tax assets
Revenue received in advance	(15,730)	—	(1,097)	—	(8)	(16,835)
Capital allowances for tax purposes	(30,556)	—	2,905	—	(69)	(27,720)
Provisions, accruals and lease straight-lining	(33,910)	—	(13,969)	—	(462)	(48,341)
Assessable losses	(5,892)	—	(34,617)	—	(2,631)	(43,140)
Deferred foreign currency losses	—	—	—	(4,052)	—	(4,052)
Share-based payments	(8,187)	—	(1,699)	(6,942)	—	(16,828)
Recurring commission liability	—	(2,004)	926	—	—	(1,078)
Capitalized lease liability	—	(1,296)	(6,296)	—	—	(7,592)
Expected credit losses	—	(512)	(510)	—	—	(1,022)
Other	(1,298)	(591)	(673)	—	(532)	(3,094)
	(95,573)	(4,403)	(55,030)	(10,994)	(3,702)	(169,702)
Net deferred tax liability	41,941	7,923	47,175	(8,093)	(1,563)	87,383

The movement in deferred tax assets and liabilities during the prior year, prior to taking into account the offsetting of deferred tax balances within the same tax jurisdiction, is as follows:

	March 31, 2017	Charged/ (credited) to the income statement (note 29)	Charged/ (credited) directly to equity (note 14)	Foreign currency translation differences	March 31, 2018
	R’000	R’000	R’000	R’000	R’000
Deferred tax liabilities
Capital allowances for tax purposes	33,616	9,185	—	27	42,828
Intangible assets	49,807	7,279	—	(2)	57,084
Pre-payments	2,815	68	—	(26)	2,857
Deferred foreign currency gains	61,616	(28,318)	237	323	33,858
Other	1,106	105	—	(324)	887
	148,960	(11,681)	237	(2)	137,514
Deferred tax assets
Revenue received in advance	(14,304)	(1,426)	—	—	(15,730)
Capital allowances for tax purposes	(22,107)	(8,503)	—	54	(30,556)
Provisions, accruals and lease straight-lining	(28,731)	(5,572)	—	393	(33,910)
Assessable losses	(10,736)	4,713	—	131	(5,892)
Share-based payments	—	(2,354)	(5,833)	—	(8,187)
Other	(1,145)	(155)	—	2	(1,298)
	(77,023)	(13,297)	(5,833)	580	(95,573)
Net deferred tax liability	71,937	(24,978)	(5,596)	578	41,941